SUPPLEMENT TO THE
FIDELITY CASH RESERVES AND
FIDELITY U.S. GOVERNMENT RESERVES

JANUARY 19, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING NON-FUNDAMENTAL LIMITATIONS REPLACE LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR FIDELITY CASH RESERVES ON PAGE 3.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING NON-FUNDAMENTAL LIMITATIONS REPLACE LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR FIDELITY U.S. GOVERNMENT RESERVES ON PAGE 4.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 6.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 12.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Phillips Street Trust, is Mr. Johnson's daughter.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 12.

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Phillips Street Trust (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   NED C. LAUTENBACH (55), Trustee (2000),     has been a partner of
Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 12.

   E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 15.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1998, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Cash ReservesB,C,D           U.S. Government ReservesB    Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 9,329                      $ 469                        $ 223,500

Phyllis Burke Davis          $ 9,267                      $ 466                        $ 220,500

Robert M. Gates              $ 9,390                      $ 472                        $ 223,500

E. Bradley Jones****         $ 9,325                      $ 469                        $ 222,000

Donald J. Kirk               $ 9,522                      $ 478                        $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 9,390                      $ 472                        $ 223,500

Gerald C. McDonough          $ 11,543                     $ 581                        $ 273,500

Marvin L. Mann               $ 9,267                      $ 465                        $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 9,390                      $ 472                        $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson, and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $4,212; Phyllis Burke Davis, $4,212; Robert M. Gates, $4,212; E. Bradley Jones, $4,212; Donald J. Kirk, $4,212; William O. McCoy, $4,212; Gerald C. McDonough, $4,915; Marvin L. Mann, $4,212; and Thomas R. Williams, $4,212.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Thomas R. Williams, $3,559, Cash Reserves.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 17.



GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 1 billion      .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920
